UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   January 29, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   79

Form 13F Information Table Entry Total:       $160,899,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204     1509   100510 SH       Sole                                     100510
AT&T Inc.                      COM              00206r102     2939   103114 SH       Sole                                     103114
Abbott Labs                    COM              002824100     6480   121423 SH       Sole                                     121423
Adobe Systems Inc              COM              00724f101     1092    51275 SH       Sole                                      51275
Amgen Inc                      COM              031162100      288     4989 SH       Sole                                       4989
Anglo American Plc New         COM              03485p201      521    44875 SH       Sole                                      44875
Archer Daniels Mid             COM              039483102     1739    60320 SH       Sole                                      60320
BHP Billiton LTD               COM              088606108     5267   122783 SH       Sole                                     122783
BP PLC                         COM              055622104     1727    36951 SH       Sole                                      36951
Bank of Hawaii Corp            COM              062540109      235     5200 SH       Sole                                       5200
Bank of Montreal               COM              063671101      466    18142 SH       Sole                                      18142
Bard C R Inc NFS LLC IS A      COM              067383109      409     4850 SH       Sole                                       4850
Barrick Gold Corp              COM              067901108     5210   141680 SH       Sole                                     141680
Baxter Intl Inc                COM              071813109      257     4800 SH       Sole                                       4800
Bristol Myers Squibb           COM              110122108      453    19500 SH       Sole                                      19500
Burlington Northern Santa Fe   COM              12189T104     2200    29056 SH       Sole                                      29056
CGG Veritas                    COM              204386106      646    43070 SH       Sole                                      43070
CSX Corp                       COM              126408103      257     7900 SH       Sole                                       7900
CVS Caremark Corp              COM              126650100     2695    93756 SH       Sole                                      93756
Chesapeake Energy Corp         COM              165167107      534    33030 SH       Sole                                      33030
Chevron Corp                   COM              166764100     6102    82486 SH       Sole                                      82486
Cisco Systems                  COM              17275R102      213    13065 SH       Sole                                      13065
ConocoPhillips                 COM              20825c104     4953    95625 SH       Sole                                      95625
Covance Inc                    COM              222816100      202     4390 SH       Sole                                       4390
Devon Energy Corp              COM              25179M103      697    10605 SH       Sole                                      10605
Dominion Resources             COM              25746u109     3683   102771 SH       Sole                                     102771
Duke Energy Corp               COM              26441c105      599    39915 SH       Sole                                      39915
Emerson Elec                   COM              291011104     1869    51049 SH       Sole                                      51049
Encana Corp                    COM              292505104     3652    78561 SH       Sole                                      78561
Exxon Mobil Corp               COM              30231g102     7675    96138 SH       Sole                                      96138
FedEx Corp                     COM              31428x106      431     6715 SH       Sole                                       6715
First American Bankshares      COM                             944     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     4158    72192 SH       Sole                                      72192
General Electric               COM              369604103     4905   302762 SH       Sole                                     302762
Goldcorp Inc                   COM              380956409     5580   176961 SH       Sole                                     176961
Grainger W W                   COM              384802104      213     2700 SH       Sole                                       2700
Gulf Keystone Petro            COM              g4209g100        3    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104      338    14400 SH       Sole                                      14400
Honeywell International Inc.   COM              438516106     1334    40621 SH       Sole                                      40621
Illinois Tool Works            COM              452308109     1155    32950 SH       Sole                                      32950
Integrys Energy Group Inc.     COM              45822p105      206     4800 SH       Sole                                       4800
J.P. Morgan Chase & Co         COM              46625h100      448    14218 SH       Sole                                      14218
Jacobs Engineering Group Inc   COM              469814107      216     4500 SH       Sole                                       4500
Johnson Controls               COM              478366107      243    13377 SH       Sole                                      13377
Johnson&Johnson                COM              478160104     6854   114552 SH       Sole                                     114552
Kellogg Co                     COM              487836108     2038    46472 SH       Sole                                      46472
Kennametal Inc.                COM              489170100      269    12125 SH       Sole                                      12125
Kimberly Clark                 COM              494368103      338     6400 SH       Sole                                       6400
Liberty Property               COM              531172104     1621    71019 SH       Sole                                      71019
McDonald's Corp                COM              580135101     1133    18214 SH       Sole                                      18214
Merck & Co                     COM              589331107      878    28881 SH       Sole                                      28881
Meridian Bioscience Inc        COM              589584101      297    11675 SH       Sole                                      11675
Metavante Technologies         COM              591407101      232    14381 SH       Sole                                      14381
Microsoft Corp                 COM              594918104     2738   140835 SH       Sole                                     140835
Nestle SA                      COM              641069406     4689   119982 SH       Sole                                     119982
Newmont Mining Corp            COM              651639106      202     4970 SH       Sole                                       4970
Northern States Financial Corp COM              665751103       45    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3437    69075 SH       Sole                                      69075
Occidental Petroleum           COM              674599105     2323    38730 SH       Sole                                      38730
Oshkosh Corp                   COM              688239201      134    15080 SH       Sole                                      15080
Pepsico, Inc.                  COM              713448108     5328    97275 SH       Sole                                      97275
Pfizer Inc                     COM              717081103      602    34005 SH       Sole                                      34005
Procter & Gamble               COM              742718109     6588   106573 SH       Sole                                     106573
Raytheon Co Com New            COM              755111507     4539    88926 SH       Sole                                      88926
Schlumberger                   COM              806857108     6204   146560 SH       Sole                                     146560
Southern Co                    COM              842587107      246     6640 SH       Sole                                       6640
Stryker Medical                COM              863667101     1545    38675 SH       Sole                                      38675
Suncor Energy Inc              COM              867229106     5142   263673 SH       Sole                                     263673
Syngenta AG Spons ADT          COM              87160a100      822    21010 SH       Sole                                      21010
Sysco Corp                     COM              871829107     1241    54100 SH       Sole                                      54100
Trimble Navigation             COM              896239100      477    22080 SH       Sole                                      22080
U.S. Bancorp                   COM              902973304     2118    84669 SH       Sole                                      84669
Union Pacific                  COM              907818108     1809    37839 SH       Sole                                      37839
Verizon Comm.                  COM              92343v104     3949   116478 SH       Sole                                     116478
Vodafone Group PLC             COM              92857w209      268    13091 SH       Sole                                      13091
Walgreen Co                    COM              931422109     4060   164578 SH       Sole                                     164578
Wells Fargo                    COM              949746101     3125   105992 SH       Sole                                     105992
Wisconsin Energy               COM              976657106      558    13300 SH       Sole                                      13300
Wyeth                          COM              983024100      311     8300 SH       Sole
											FORM 13F INFORMATION TABLE